Supplement to the

Fidelity® Series Investment Grade Bond Fund Class F (FIBFX) and Fidelity Short-Term Bond Fund Class F (FSBFX)

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 34.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Series Investment Grade Bond Fund	none	none
Fidelity Short-Term Bond Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Series Investment Grade Bond Fund	none	none	none	none
Fidelity Short-Term Bond Fund	none	none	over $100,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Series Investment Grade Bond Fund	none	none	none	none
Fidelity Short-Term Bond Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
F-COM8B-14-01  December 16, 2014
1.903401.104

Supplement to the

Fidelity® Conservative Income Bond Fund

Institutional Class (FCNVX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 28.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Conservative Income Bond Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Conservative Income Bond Fund	$10,001 - $50,000	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Conservative Income Bond Fund	none	none	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
FCV-IB-14-01  December 16, 2014
1.927860.101

Supplement to the

Fidelity® Conservative Income Bond Fund (FCONX)

A Class of shares of Fidelity Conservative Income Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 28.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Conservative Income Bond Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Conservative Income Bond Fund	$10,001 - $50,000	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Conservative Income Bond Fund	none	none	none	over $100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
FCVB-14-01  December 16, 2014
1.927859.101

Supplement to the

Fidelity® Inflation-Protected Bond Fund (FINPX)

A Class of shares of Fidelity Inflation-Protected Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 30.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Inflation-Protected Bond Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Inflation-Protected Bond Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Inflation-Protected Bond Fund	none	over $100,000	none	$50,001-$100,000
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
IFBB-14-01  December 16, 2014
1.778252.114

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Intermediate Treasury Bond Index Fund	FIBIX	FIBAX
Spartan Long-Term Treasury Bond Index Fund	FLBIX	FLBAX
Spartan Short-Term Treasury Bond Index Fund	FSBIX	FSBAX

Funds of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

Brandon Bettencourt has replaced Curt Hollingsworth as the co-manager of Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund.

The following information replaces similar information found in the "Trustees and Officers" section on page 30.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Spartan Intermediate Treasury Bond Index Fund	none	none
Spartan Long-Term Treasury Bond Index Fund	none	none
Spartan Short-Term Treasury Bond Index Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Spartan Intermediate Treasury Bond Index Fund	none	none	none	none
Spartan Long-Term Treasury Bond Index Fund	none	none	none	none
Spartan Short-Term Treasury Bond Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Spartan Intermediate Treasury Bond Index Fund	none	none	none	none
Spartan Long-Term Treasury Bond Index Fund	none	none	none	none
Spartan Short-Term Treasury Bond Index Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
LBXB-14-02  December 16, 2014
1.872059.107

The following information replaces similar information for Curt Hollingsworth found in the "Management Contracts" section beginning on page 33.

Brandon Bettencourt is co-manager of Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund, and Spartan Short-Term Treasury Bond Index Fund, and receives compensation for his services. As of May 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index. For the three-year period, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Bettencourt as of May 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	3	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 21,469	$ 1,133	$ 543
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Intermediate Treasury Bond Index Fund ($1,086 (in millions) assets managed), Spartan Long-Term Treasury Bond Index Fund ($354 (in millions) assets managed), and Spartan Short-Term Treasury Bond Index Fund ($767 (in millions) assets managed).

As of May 31, 2014, the dollar range of shares of Spartan Intermediate Treasury Bond Index Fund beneficially owned by Mr. Bettencourt was none, the dollar range of shares of Spartan Long-Term Treasury Bond Index Fund beneficially owned by Mr. Bettencourt was none, and the dollar range of shares of Spartan Short-Term Treasury Bond Index Fund beneficially owned by Mr. Bettencourt was none.

Supplement to the

Fidelity® Series Investment Grade Bond Fund (FSIGX)

A Class of shares of Fidelity Series Investment Grade Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 33.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Series Investment Grade Bond Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Series Investment Grade Bond Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Series Investment Grade Bond Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
LIGB-14-02  December 16, 2014
1.881203.107